Share-Based Compensation - Schedule of Share-Based Compensation Expenses Included in Statement of Operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 1,852	¥ 530,440	$ 83,238	¥ 1,900,588	¥ 74,995
Fulfilment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		13,122		2,947
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		80,558		54,332
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		418,823		1,841,409	¥ 74,995
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		¥ 17,937		¥ 1,900